As filed with the Securities and Exchange Commission on April 30, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2018

Date of reporting period:  February 28, 2018

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - February 28, 2018 (Unaudited)

Principal
Amount/ Shares			Value
	CORPORATE BONDS	89.1%
	Aerospace & Defense	0.8%
	Lockheed Martin Corp.
$800,000	4.70%, due 5/15/46		$869,116
	Rockwell Collins, Inc.
750,000	3.20%, due 3/15/24		734,684
			1,603,800
	Agricultural Chemicals	0.4%
	Mosaic Co.
785,000	3.75%, due 11/15/21		792,756
	Agriculture	0.6%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19		588,351
600,000	3.75%, due 9/25/27		579,317
			1,167,668
	Auto Parts	0.8%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20		1,158,974
	AutoZone, Inc.
600,000	3.125%, due 7/15/23		590,694
			1,749,668
	Autos	1.7%
	Ford Motor Co.
675,000	7.45%, due 7/16/31		823,723
	Ford Motor Credit Co. LLC
800,000	3.336%, due 3/18/21		795,677
600,000	5.875%, due 8/2/21		644,187
1,000,000	3.815%, due 11/2/27		939,193
	General Motors Co.
400,000	5.20%, due 4/1/45		395,981
			3,598,761
	Banks	8.2%
	Associated Banc-Corp
400,000	2.75%, due 11/15/19		399,092
	Bank of America Corp.
2,000,000	4.00%, due 1/22/25		2,010,434
700,000	3.875%, due 8/1/25		710,137
	Barclays Bank PLC
700,000	5.14%, due 10/14/20		726,963
1,000,000	4.836%, due 5/9/28		985,994
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23		1,086,056
	Citigroup, Inc.
500,000	2.70%, due 3/30/21		494,317
1,000,000	3.50%, due 5/15/23		997,136
700,000	3.40%, due 5/1/26		680,832
1,000,000	4.45%, due 9/29/27		1,021,713
540,000	5.30%, due 5/6/44		598,306

	Credit Suisse Group
700,000	5.40%, due 1/14/20		728,161
	Credit Suisse Group Funding (Guernsey) Ltd.
650,000	4.55%, due 4/17/26		675,039
	Discover Bank
700,000	3.20%, due 8/9/21		696,170
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38		327,752
	First Tennessee Bank
500,000	2.95%, due 12/1/19		500,373
	Huntington Bancshares, Inc.
1,500,000	3.15%, due 3/14/21		1,505,483
	JPMorgan Chase & Co.
1,500,000	4.25%, due 10/1/27		1,533,791
	KeyCorp
900,000	5.10%, due 3/24/21		953,850
	Lloyds Banking Group plc
800,000	4.65%, due 3/24/26		814,878
			17,446,477
	Biotechnology	1.2%
	Amgen, Inc.
720,000	3.875%, due 11/15/21		737,714
1,006,000	4.663%, due 6/15/51		1,019,401
	Celgene Corp.
800,000	4.625%, due 5/15/44		786,597
			2,543,712
	Broker	2.4%
	Goldman Sachs Group, Inc.
1,000,000	4.25%, due 10/21/25		1,008,984
950,000	6.75%, due 10/1/37		1,202,503
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37		1,267,154
	Morgan Stanley
900,000	4.875%, due 11/1/22		949,764
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20		750,755
			5,179,160
	Building Materials	0.4%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22		797,671
	Chemicals	1.1%
	Dow Chemical Co.
666,000	4.25%, due 11/15/20		686,537
865,000	7.375%, due 11/1/29		1,116,768
	RPM International, Inc.
500,000	6.125%, due 10/15/19		524,994
			2,328,299
	Commercial Finance	0.8%
	AerCap Ireland Capital Ltd.
1,000,000	4.625%, due 10/30/20		1,033,759

	Air Lease Corp.
700,000	3.875%, due 4/1/21		713,206
			1,746,965
	Communications	1.2%
	Telefonica Emisiones SAU
1,735,000	5.462%, due 2/16/21		1,848,692
475,000	7.045%, due 6/20/36		604,824
			2,453,516
	Communications Equipment	0.7%
	Harris Corp.
500,000	6.15%, due 12/15/40		619,247
	L3 Technologies, Inc.
775,000	4.75%, due 7/15/20		803,177
			1,422,424
	Construction Materials Manufacturing	0.7%
	Vulcan Materials Co.
1,420,000	3.90%, due 4/1/27		1,406,396
	Consumer Finance	0.5%
	Synchrony Financial
500,000	4.50%, due 7/23/25		508,795
	Western Union Co.
500,000	3.60%, due 3/15/22		499,958
			1,008,753
	Consumer Products	0.2%
	Church & Dwight Co, Inc.
500,000	3.15%, due 8/1/27		471,742
	Diversified Banks	0.9%
	Banco Santander SA
1,000,000	3.80%, due 2/23/28		962,979
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26		980,404
			1,943,383
	Drugs and Druggists' Sundries Merchant Wholesalers	0.9%
	Actavis Funding SCS
700,000	3.00%, due 3/12/20		699,857
850,000	3.45%, due 3/15/22		848,893
268,000	4.75%, due 3/15/45		266,833
			1,815,583
	Electric Utilities	2.7%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21		480,603
470,000	4.90%, due 8/1/41		506,039
	Exelon Corp.
1,015,000	5.625%, due 6/15/35		1,195,559
	Indiana Michigan Power
750,000	6.05%, due 3/15/37		926,919
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19		727,703
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43		452,756
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32		789,209
	Teco Finance, Inc.

550,000	5.15%, due 3/15/20		572,208
			5,650,996
	Electrical Equipment Manufacturing	0.9%
	Fortive Corp.
750,000	3.15%, due 6/15/26		726,564
	Johnson Controls International plc
1,230,000	4.25%, due 3/1/21		1,268,268
			1,994,832
	Exploration & Production	1.1%
	Apache Corp.
700,000	3.25%, due 4/15/22		693,671
600,000	4.75%, due 4/15/43		594,985
	EOG Resources, Inc.
527,000	2.625%, due 3/15/23		509,956
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24		535,262
			2,333,874
	Finance	0.5%
	Block Financial Corp.
900,000	5.50%, due 11/1/22		953,071
	Financial Services	2.2%
	Ares Capital Corp.
500,000	3.50%, due 2/10/23		485,177
1,000,000	4.25%, due 3/1/25		981,583
	Brookfield Finance, Inc.
1,000,000	4.25%, due 6/2/26		1,003,171
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		539,364
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		736,619
	OM Asset Management plc
1,000,000	4.80%, due 7/27/26		1,006,604
			4,752,518
	Food	0.7%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28		1,556,976
	Food and Beverage	1.2%
	Kraft Heinz Foods Co.
700,000	3.50%, due 7/15/22		701,958
1,000,000	3.00%, due 6/1/26		919,822
1,000,000	4.375%, due 6/1/46		919,071
			2,540,851
	Hardware	0.9%
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
900,000	4.42%, due 6/15/21 (c)		919,582
900,000	6.02%, due 6/15/26 (c)		962,426
			1,882,008
	Health and Personal Care Stores	1.0%
	CVS Health Corp.
620,000	3.875%, due 7/20/25		613,499
1,000,000	2.875%, due 6/1/26		913,295
500,000	5.125%, due 7/20/45		524,337
			2,051,131

	Health Care Facilities and Services	0.7%
	Express Scripts Holding Co.
800,000	4.75%, due 11/15/21		838,482
	Laboratory Corporation of America Holdings
640,000	3.25%, due 9/1/24		624,228
			1,462,710
	Home and Office Products Manufacturing	0.5%
	Newell Brands, Inc.
1,000,000	4.20%, due 4/1/26		990,613
	Information Technology	0.8%
	HP, Inc.
800,000	4.65%, due 12/9/21		837,520
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		777,926
			1,615,446
	Insurance	3.9%
	American International Group, Inc.
1,050,000	4.875%, due 6/1/22		1,113,361
100,000	6.25%, due 3/15/87		107,250
	Anthem, Inc.
600,000	4.65%, due 8/15/44		615,920
	Aon Corp.
600,000	5.00%, due 9/30/20		629,464
	AXA SA
500,000	8.60%, due 12/15/30		698,750
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22		1,376,028
	Lincoln National Corp.
120,000	3.80%, due 3/1/28		119,198
	Markel Corp.
20,000	4.90%, due 7/1/22		21,093
	Metlife, Inc.
855,000	6.40%, due 12/15/66		966,150
	Protective Life Corp.
350,000	7.375%, due 10/15/19		374,668
	Prudential Financial, Inc.
1,515,000	3.905%, due 12/7/47 (c)		1,442,609
	Unum Group
700,000	5.625%, due 9/15/20		743,749
			8,208,240
	Integrated Oils	0.4%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25		882,900
	Lodging	0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23		626,866
	Machinery	0.4%
	Flowserve Corp.
900,000	3.50%, due 9/15/22		885,993
	Manufacturing	0.5%
	Boston Scientific Corp.
1,000,000	4.125%, due 10/1/23		1,027,976

	Media	2.6%
	Discover Communications LLC
500,000	3.30%, due 5/15/22		496,221
	Expedia, Inc.
800,000	5.95%, due 8/15/20		851,892
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		404,867
	Time Warner Entertainment Company, L.P.
810,000	8.375%, due 7/15/33		1,077,634
	Time Warner, Inc.
500,000	4.05%, due 12/15/23		512,864
1,000,000	4.85%, due 7/15/45		1,012,884
	Viacom Inc.
700,000	3.875%, due 4/1/24		699,845
610,000	4.375%, due 3/15/43		548,974
			5,605,181
	Medical Equipment and Devices Manufacturing	0.5%
	Abbott Laboratories
1,000,000	4.90%, due 11/30/46		1,079,614
	Medical Equipment and Supplies Manufacturing	0.4%
	Becton Dickinson and Co.
800,000	4.685%, due 12/15/44		804,720
	Metals	0.4%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		938,299
	Metals and Mining	0.5%
	Goldcorp Inc.
500,000	3.70%, due 3/15/23		503,810
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23		520,959
			1,024,769
	Metalworking Machinery	0.5%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19		1,140,925
	Mining	1.1%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42		848,849
	Vale Overseas Limited
700,000	4.375%, due 1/11/22		718,900
700,000	6.875%, due 11/21/36		845,250
			2,412,999
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.3%
	Northrop Grumman Corp.
500,000	4.75%, due 6/1/43		542,720
	Newspaper, Periodical, Book, and Directory Publishers	0.9%
	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34		1,813,747
	Nondepository Credit Intermediation	1.3%
	General Motors Financial Co., Inc.
800,000	3.15%, due 1/15/20		801,617

800,000	4.20%, due 3/1/21		819,465
600,000	4.00%, due 1/15/25		595,628
500,000	3.85%, due 1/5/28		475,895
			2,692,605
	Oil and Gas	5.6%
	Anadarko Petroleum Corp.
900,000	6.45%, due 9/15/36		1,075,193
	Enterprise Products Operating LLC
1,850,000	4.85%, due 8/15/42		1,934,803
	Hess Corp.
800,000	5.60%, due 2/15/41		826,569
	Kinder Morgan Energy Partners
600,000	3.05%, due 12/1/19		600,598
750,000	3.95%, due 9/1/22		761,486
1,270,000	5.80%, due 3/15/35		1,367,096
700,000	5.55%, due 6/1/45		739,633
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35		1,193,700
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21		733,425
1,500,000	5.35%, due 2/12/28 (c)		1,482,000
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22		408,750
	Valero Energy Corp.
655,000	6.625%, due 6/15/37		815,915
			11,939,168
	Oil and Gas Extraction	0.3%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47		728,908
	Oil and Gas Services and Equipment	0.5%
	Halliburton Co.
1,000,000	3.80%, due 11/15/25		1,002,219
	Other Telecommunications	4.0%
	AT&T, Inc.
1,400,000	3.40%, due 5/15/25		1,346,507
600,000	3.90%, due 8/14/27		597,020
745,000	4.10%, due 2/15/28 (c)		731,656
1,537,000	4.30%, due 2/15/30 (c)		1,503,015
1,200,000	4.50%, due 5/15/35		1,163,287
1,000,000	4.90%, due 8/14/37		1,005,186
700,000	6.00%, due 8/15/40		779,719
1,400,000	4.80%, due 6/15/44		1,345,201
			8,471,591
	Paper	1.3%
	International Paper Co.
742,000	4.75%, due 2/15/22		782,241
700,000	6.00%, due 11/15/41		838,371
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		1,054,952
			2,675,564
	Pharmaceuticals	3.0%
	AbbVie, Inc.

500,000	2.30%, due 5/14/21		488,148
1,000,000	3.60%, due 5/14/25		990,536
800,000	4.40%, due 11/6/42		799,100
	Mylan N.V.
1,000,000	3.15%, due 6/15/21		991,615
	Shire Acquisitions Investments Ireland DAC
1,500,000	2.875%, due 9/23/23		1,437,858
	Teva Pharmaceutical Finance Netherlands III B.V.
2,000,000	3.15%, due 10/1/26		1,636,593
			6,343,850
	Pipeline Transportation of Crude Oil	0.5%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		479,732
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24		502,394
			982,126
	Pipeline Transportation of Natural Gas	0.9%
	Williams Partners L.P.
500,000	3.60%, due 3/15/22		501,331
800,000	3.90%, due 1/15/25		795,211
500,000	5.10%, due 9/15/45		519,049
			1,815,591
	Pipelines	2.2%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		992,599
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		613,558
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22		737,546
1,000,000	7.60%, due 2/1/24		1,143,829
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22		1,195,912
			4,683,444
	Property & Casualty Insurance	1.1%
	Mercury General Corp.
1,000,000	4.40%, due 3/15/27		996,290
	The Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26		1,424,535
			2,420,825
	Railroad	0.7%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25		674,163
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24		718,984
			1,393,147
	Real Estate	2.1%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28		986,219
	Columbia Property Trust Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26		950,687
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27		478,736

	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26		969,548
	UDR, Inc.
1,000,000	3.50%, due 7/1/27		967,913
			4,353,103
	Real Estate Investment Trusts	2.2%
	Boston Properties LP
1,400,000	4.125%, due 5/15/21		1,445,417
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22		1,120,846
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21		1,567,133
500,000	3.75%, due 5/1/24		502,800
			4,636,196
	Refining & Marketing	0.2%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24		498,500
	Restaurants	0.3%
	McDonald's Corp.
550,000	4.875%, due 12/9/45		597,881
	Retail	0.8%
	Macy's Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		748,705
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44		1,003,201
			1,751,906
	Retail - Consumer Discretionary	0.1%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24		193,633
	Retail - Consumer Staples	0.5%
	Sysco Corp.
1,000,000	2.50%, due 7/15/21		985,841
	Scientific Instruments	0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21		915,225
	Software	1.5%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22		707,817
600,000	3.85%, due 6/1/25		606,581
	Jabil, Inc.
1,800,000	4.70%, due 9/15/22		1,871,136
			3,185,534
	Software & Services	0.8%
	Equifax, Inc.
200,000	2.30%, due 6/1/21		194,753
	Hewlett Packard Enterprise Co.
700,000	3.60%, due 10/15/20 (b)		708,467
700,000	4.90%, due 10/15/25 (b)		726,722
			1,629,942
	Telecommunications	2.0%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20		1,412,160

	British Telecommunications PLC
855,000	9.125%, due 12/15/30 (b)		1,247,456
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (b)		492,859
	France Telecom SA
575,000	5.375%, due 1/13/42		664,755
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		458,191
			4,275,421
	Tobacco	1.0%
	BAT Capital Corp.
600,000	4.54%, due 8/15/47 (c)		585,907
	Reynolds American, Inc.
1,400,000	4.45%, due 6/12/25		1,443,381
			2,029,288
	Toys and Games	0.3%
	Mattel, Inc.
820,000	5.45%, due 11/1/41		725,700
	Transportation	0.8%
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,744,969
	Transportation and Logistics	0.7%
	FedEx Corp.
1,000,000	4.00%, due 1/15/24		1,033,764
	Kirby Corp.
450,000	4.20%, due 3/1/28		448,425
			1,482,189
	Travel & Lodging	0.3%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25		601,753
	Utilities	0.7%
	PSEG Power LLC
500,000	4.30%, due 11/15/23		518,518
	Southern Co.
1,000,000	3.25%, due 7/1/26		953,720
			1,472,238
	Utilities - Gas	0.3%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21		706,739
	Waste and Environment Services and Equipment	0.3%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25		685,333
	Wired Telecommunications Carriers	2.3%
	Verizon Communications, Inc.
900,000	5.15%, due 9/15/23		976,106
4,200,000	4.522%, due 9/15/48		3,985,128
			4,961,234
	Wireless Telecommunications Services	0.7%
	Vodafone Group PLC
1,600,000	2.95%, due 2/19/23		1,570,615
	Total Corporate Bonds (cost $185,692,186)		188,408,987

	SOVEREIGN BONDS	6.0%
	Republic of Colombia
1,000,000	7.375%, due 3/18/19		1,047,500
600,000	3.875%, due 4/25/27		585,150
890,000	7.375%, due 9/18/37		1,140,535
	Republic of Italy
1,050,000	6.875%, due 9/27/23		1,225,245
	Republic of Panama
200,000	5.20%, due 1/30/20		209,500
750,000	6.70%, due 1/26/36		955,500
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,360,275
	Republic of Philippines
1,625,000	5.00%, due 1/13/37		1,823,786
	Republic of Uruguay
209,742	8.00%, due 11/18/22		245,723
	United Mexican States
1,684,000	3.625%, due 3/15/22		1,711,786
2,490,000	4.75%, due 3/8/44		2,402,850
			12,707,850
	Total Sovereign Bonds (cost $13,002,884)		12,707,850

	U.S. GOVERNMENT INSTRUMENTALITIES	2.7%
	U.S. Treasury Securities	2.7%
	U.S. Treasury Bond
1,700,000	2.75%, due 11/15/47		1,575,389
	U.S. Treasury Note
4,400,000	2.25%, due 11/15/27		4,163,500
			5,738,889
	Total U.S. Government Instrumentalities (cost $5,774,685)		5,738,889

	SHORT-TERM INVESTMENTS	0.7%
1,439,763	Fidelity Institutional Money Market Government Portfolio - Class I, 1.26% (a)		1,439,763
	Total Short-Term Investments (cost $1,439,763)		1,439,763

	Total Investments (cost $205,909,518)	98.5%	208,295,489
	Other Assets less Liabilities	1.5%	3,238,944
	TOTAL NET ASSETS	100.0%	$211,534,433

(a)	Rate shown is the 7-day annualized yield as of February 28, 2018.
(b)	Step-up bond that pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of
February 28, 2018.
(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of February 28, 2018, the value of these investments was $7,627,195 or 3.61% of total net assets.

Country Allocation
Country	% of Net Assets
United States	78.5%
Mexico	3.8%
United Kingdom	3.3%
Ireland	1.8%
Colombia	1.7%
Spain	1.6%
Netherlands	1.5%
Canada	1.4%
Philippines	0.9%
Luxembourg	0.9%
Brazil	0.7%
France	0.6%
Peru	0.6%
Italy	0.6%
Panama	0.5%
Germany	0.5%
Japan	0.4%
Switzerland	0.3%
Guernsey	0.3%
Uruguay	0.1%
100.0%

PIA HIGH YIELD FUND
Schedule of Investments - February 28, 2018 (Unaudited)
Principal
Amount/ Shares			Value
	CORPORATE BONDS	95.2%
	Aerospace/Defense	2.2%
	TransDigm, Inc.
$500,000	6.00%, due 7/15/22		$513,125
	Triumph Group, Inc.
660,000	7.75%, due 8/15/25		684,750
			1,197,875
	Apparel & Textile Products	1.1%
	Wolverine World Wide, Inc.
600,000	5.00%, due 9/1/26 (b)		601,500
	Auto Parts Manufacturing	3.5%
	American Axle & Manufacturing, Inc.
600,000	6.50%, due 4/1/27		621,750
	Cooper-Standard Automotive, Inc.
720,000	5.625%, due 11/15/26 (b)		735,300
	IHO Verwaltungs GmbH
620,000	4.75% Cash or 5.50% PIK, due 9/15/26 (b) (g)		599,850
			1,956,900
	Biotechnology	1.5%
	Sotera Health Topco, Inc.
840,000	8.125% Cash or 8.875% PIK, due 11/1/21 (b) (g)		849,450
	Building Materials	1.7%
	U.S. Concrete, Inc.
400,000	6.375%, due 6/1/24		427,000
	USG Corp.
520,000	4.875%, due 6/1/27 (b)		513,500
			940,500
	Casinos & Gaming	0.4%
	Scientific Games International, Inc.
200,000	5.00%, due 10/15/25 (b)		198,250
	Chemical and Allied Products Merchant Wholesalers	1.8%
	Univar USA, Inc.
950,000	6.75%, due 7/15/23 (b)		991,562
	Chemicals	6.2%
	Consolidated Energy Finance SA
410,000	6.875%, due 6/15/25 (b)		431,525
	CSTN Merger Sub, Inc.
730,000	6.75%, due 8/15/24 (b)		740,950
	Kissner Milling Company Ltd.
710,000	8.375%, due 12/1/22 (b)		724,200
	Koppers, Inc.
800,000	6.00%, due 2/15/25 (b)		829,999
	TPC Group, Inc.
675,000	8.75%, due 12/15/20 (b)		681,750
			3,408,424
	Commercial and Service Industry Machinery Manufacturing	1.3%
	ATS Automation Tooling Systems, Inc.
695,000	6.50%, due 6/15/23 (b)		729,750

	Construction Machinery	1.5%
	Jurassic Holdings III
925,000	6.875%, due 2/15/21 (b)		823,250
	Construction Materials Manufacturing	1.4%
	Boise Cascade Co.
760,000	5.625%, due 9/1/24 (b)		786,600
	Consumer Cyclical Services	1.1%
	APX Group, Inc.
63,000	6.375%, due 12/1/19		64,024
560,000	8.75%, due 12/1/20		565,600
			629,624
	Consumer Products	2.0%
	ACCO Brands Corp.
630,000	5.25%, due 12/15/24 (b)		634,725
	Central Garden & Pet Co.
450,000	6.125%, due 11/15/23		472,500
			1,107,225
	Consumer Services	3.5%
	AMN Healthcare, Inc.
820,000	5.125%, due 10/1/24 (b)		830,250
	Aramark Services, Inc.
200,000	5.00%, due 2/1/28 (b)		199,750
	LSC Communications, Inc.
390,000	8.75%, due 10/15/23 (b)		401,213
	Stonemor Partners LP
500,000	7.875%, due 6/1/21		491,250
			1,922,463
	Containers & Packaging	2.5%
	BWAY Holding Co.
20,000	5.50%, due 4/15/24 (b)		20,500
	Coveris Holdings S.A.
560,000	7.875%, due 11/1/19 (b)		558,376
	Crown Americas LLC/Crown Americas Capital Corp. VI
100,000	4.75%, due 2/1/26 (b)		98,750
	Plastipak Holdings, Inc.
680,000	6.25%, due 10/15/25 (b)		695,300
			1,372,926
	Distributors	1.7%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20		184,500
775,000	6.50%, due 5/1/21		736,250
			920,750
	Diversified Manufacturing	1.0%
	Griffon Corp.
550,000	5.25%, due 3/1/22		553,438
	Electrical Equipment Manufacturing	2.2%
	Airxcel, Inc.
639,000	8.50%, due 2/15/22 (b)		668,554
	Itron, Inc.
560,000	5.00%, due 1/15/26 (b)		558,600
			1,227,154

	Financial Services	1.8%
	LPL Holdings, Inc.
500,000	5.75%, due 9/15/25 (b)		507,500
	Trident Merger Sub, Inc.
500,000	6.625%, due 11/1/25 (b)		496,250
			1,003,750
	Food and Beverage	2.0%
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)		371,850
	Clearwater Seafoods, Inc.
480,000	6.875%, due 5/1/25 (b)		474,000
	Pilgrim's Pride Corp.
250,000	5.75%, due 3/15/25 (b)		249,375
			1,095,225
	Hardware	1.0%
	CDW LLC / CDW Finance Corp.
100,000	5.00%, due 9/1/25		101,250
	Everi Payments, Inc.
432,000	7.50%, due 12/15/25 (b)		439,560
			540,810
	Home Improvement	1.9%
	Apex Tool Group LLC
500,000	7.00%, due 2/1/21 (b)		509,725
	Apex Tool Group LLC/BC Mountain Finance, Inc.
300,000	9.00%, due 2/15/23 (b)		300,000
	Jeld-Wen, Inc.
250,000	4.875%, due 12/15/27 (b)		243,125
			1,052,850
	Industrial - Other	4.8%
	Brand Energy & Infrastructure Services, Inc.
750,000	8.50%, due 7/15/25 (b)		778,125
	Cleaver-Brooks, Inc.
675,000	7.875%, due 3/1/23 (b)		713,813
	First Data Corp.
390,000	5.75%, due 1/15/24 (b)		398,288
	Zachry Holdings, Inc.
775,000	7.50%, due 2/1/20 (b)		786,625
			2,676,851
	Machinery Manufacturing	2.4%
	JPW Industries Holding Corp.
590,000	9.00%, due 10/1/24 (b)		619,500
	RBS Global, Inc./ Rexnord LLC
100,000	4.875%, due 12/15/25 (b)		98,750
	Titan International, Inc.
600,000	6.50%, due 11/30/23 (b)		613,500
			1,331,750
	Manufactured Goods	4.1%
	FXI Holdings, Inc.
395,000	7.875%, due 11/1/24 (b)		390,556
	Grinding Media Inc./ MC Grinding Media Canada, Inc.
800,000	7.375%, due 12/15/23 (b)		848,000
	Park-Ohio Industries, Inc.
960,000	6.625%, due 4/15/27		1,008,000
			2,246,556

	Media Non-Cable	1.4%
	R.R. Donnelley & Sons Co.
750,000	6.50%, due 11/15/23		751,875
	Medical Equipment and Supplies Manufacturing	1.2%
	Vista Outdoor, Inc.
650,000	5.875%, due 10/1/23		645,938
	Metals and Mining	4.4%
	American Gilsonite Co.
342,414	17.00% Cash or 17.00% PIK, due 12/31/21 (b) (e) (g)		381,792
	Emeco Pty Ltd.
560,006	9.25%, due 3/31/22		602,006
	Rain CII Carbon LLC/CII Carbon Corp.
410,000	7.25%, due 4/1/25 (b)		444,338
	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
500,000	7.50%, due 6/15/25 (b)		523,750
	TMS International Corp.
480,000	7.25%, due 8/15/25 (b)		501,600
			2,453,486
	Oil and Gas Extraction	0.8%
	Welltec A/S
450,000	9.50%, due 12/1/22 (b)		468,225
	Oil and Gas Services and Equipment	1.5%
	Archrock Partners LP
800,000	6.00%, due 4/1/21		806,000
	Paper	6.9%
	Clearwater Paper Corp.
520,000	4.50%, due 2/1/23		503,100
	Hardwoods Acquisition, Inc.
900,000	7.50%, due 8/1/21 (b)		837,000
	Mercer International, Inc.
190,000	6.50%, due 2/1/24		199,500
560,000	5.50%, due 1/15/26 (b)		558,600
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)		372,000
	Rayonier A.M. Products, Inc.
700,000	5.50%, due 6/1/24 (b)		700,000
	Xerium Technologies, Inc.
650,000	9.50%, due 8/15/21		656,499
			3,826,699
	Petroleum and Petroleum Products Merchant Wholesalers	0.4%
	Sunoco LP / Sunoco Finance Corp.
200,000	5.50%, due 2/15/26 (b)		200,500
	Pipelines	2.9%
	Exterran Partners, L.P.
240,000	6.00%, due 10/1/22		241,800
	Rose Rock Midstream, L.P.
650,000	5.625%, due 7/15/22		646,750
	Summit Midstream Holdings, LLC
700,000	5.50%, due 8/15/22		709,625
			1,598,175

	Publishing & Broadcasting	1.5%
	Salem Media Group, Inc.
480,000	6.75%, due 6/1/24 (b)		470,400
	Townsquare Media, Inc.
350,000	6.50%, due 4/1/23 (b)		333,813
			804,213
	Railroad	0.9%
	Watco Companies, Inc.
500,000	6.375%, due 4/1/23 (b)		514,375
	Real Estate	0.7%
	Iron Mountain, Inc.
430,000	4.875%, due 9/15/27 (b)		407,425
	Retail - Consumer Discretionary	1.4%
	Beacon Roofing Supply, Inc.
300,000	6.375%, due 10/1/23		321,375
	Hillman Company, Inc.
450,000	6.375%, due 7/15/22 (b)		441,000
			762,375
	Software and Services	6.6%
	Ascend Learning LLC
640,000	6.875%, due 8/1/25 (b)		660,800
	Donnelley Financial Solutions, Inc.
450,000	8.25%, due 10/15/24		474,750
	Informatica LLC
670,000	7.125%, due 7/15/23 (b)		686,415
	Quintiles IMS Inc.
500,000	5.00%, due 10/15/26 (b)		503,375
	RP Crown Parent, LLC
535,000	7.375%, due 10/15/24 (b)		559,075
	Sophia, L.P.
700,000	9.00%, due 9/30/23 (b)		741,124
			3,625,539
	Technology	1.2%
	Cardtronics, Inc.
650,000	5.125%, due 8/1/22		635,375
	Transportation and Logistics	3.0%
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21		653,250
	Mobile Mini, Inc.
950,000	5.875%, due 7/1/24		990,375
			1,643,625
	Transportation Services	2.8%
	LBC Tank Terminals Holding
1,000,000	6.875%, due 5/15/23 (b)		1,036,250
	OPE KAG Finance Sub, Inc.
500,000	7.875%, due 7/31/23 (b)		518,750
			1,555,000
	Utilities	0.9%
	Rockpoint Gas Storage Canada Ltd.
500,000	7.00%, due 3/31/23 (b)		502,500
	Waste & Environment Services & Equipment	1.8%
	CD&R Waterworks Merger Sub LLC
520,000	6.125%, due 8/15/25 (b)		516,100

	Waste Pro USA, Inc.
480,000	5.50%, due 2/15/26 (b)		483,600
			999,700
	Waste Treatment and Disposal	0.3%
	Wrangler Buyer Corp.
150,000	6.00%, due 10/1/25 (b)		152,625
	Total Corporate Bonds (cost $51,675,847)		52,519,083

	COMMON STOCKS	1.3%
	Industrial - Other	1.3%
40,981	Modular Space Corp. (d) (e) (f)		722,290
	Total Common Stocks (cost $201,217)		722,290

	RIGHTS	0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (c) (d)		-

	SHORT-TERM INVESTMENTS	0.4%
218,987	Invesco STIT-Government & Agency Portfolio - Class I, 1.30% (a)		218,987
	Total Short-Term Investments (cost $218,987)		218,987

	Total Investments (cost $52,096,051)	96.9%	53,460,360
	Other Assets less Liabilities	3.1%	1,711,948
	TOTAL NET ASSETS	100.0%	$55,172,308

(a)	Rate shown is the 7-day annualized yield as of February 28, 2018.
(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of February 28, 2018, the value of these investments was $37,257,428 or 67.53% of total net assets.
(c)	Restricted security. The escrow shares were received through a distribution on October
29, 2014 for the purpose of receiving future distributions from the plan of reorganization. As of February 28, 2018, the security had a cost and value of $0 (0.0% of total net assets).
(d)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
Value determined using significant unobservable inputs.
(e)	Security is considered illiquid. As of February 28, 2018, the value of these investments was $1,104,082 or 2.00% of total net assets.
(f)	Non-income producing security.
(g)	Payment-in-kind interest is generally paid by issuing additional shares or par of the security rather than paying cash.

PIA MBS BOND FUND
Schedule of Investments - February 28, 2018 (Unaudited)

Principal
Amount/ Shares			Value
	MORTGAGE-BACKED SECURITIES	94.1%
	Commercial Mortgage-Backed Securities	1.1%
	Aventura Mall Trust
$800,000	3.743%, due 12/5/32, Series 2013-AVM, Class A (a) (d)		$814,580
	U.S. Government Agencies	93.0%
	FHLMC Pool
293,212	4.00%, due 3/1/26, #J14785		305,103
598,502	3.00%, due 11/1/26, #G18409		600,505
330,412	3.00%, due 6/1/27, #G14497		331,518
857,668	2.50%, due 12/1/31, #G18622		836,921
122,630	4.50%, due 10/1/35, #A37869		129,032
242,308	6.50%, due 9/1/36, #A54908		274,784
226,093	6.00%, due 6/1/37, #A62176		251,108
187,802	6.00%, due 6/1/37, #A62444		210,601
275	7.00%, due 9/1/37, #A66041		277
187,081	5.00%, due 10/1/38, #G04832		202,069
111,716	5.00%, due 2/1/39, #G05507		120,654
98,585	4.50%, due 11/1/39, #G05748		103,956
94,082	4.50%, due 12/1/39, #A90175		99,414
381,014	4.50%, due 5/1/40, #G06047		402,432
126,035	4.50%, due 8/1/40, #A93505		133,166
291,022	3.50%, due 1/1/41, #A96409		292,375
133,569	4.50%, due 1/1/41, #A96176		140,483
482,546	3.50%, due 2/1/42, #Q05996		484,791
387,898	3.50%, due 4/1/42, #Q07654		389,689
781,649	3.50%, due 5/1/42, #G08491		785,286
604,125	3.50%, due 6/1/42, #C09000		606,936
383,385	3.50%, due 6/1/42, #Q08641		385,169
428,728	3.50%, due 8/1/42, #Q10324		430,723
484,986	3.50%, due 6/1/43, #V80161		487,242
492,814	3.00%, due 8/1/43, #G08540		481,176
290,631	3.00%, due 8/1/43, #Q20559		283,543
176,082	3.50%, due 8/1/43, #Q21435		176,901
517,539	3.50%, due 2/1/44, #Q24712		519,946
1,415,438	4.00%, due 8/1/44, #G08601		1,456,687
1,090,957	3.00%, due 3/1/45, #G08631		1,062,359
1,520,681	3.00%, due 5/1/45, #G08640		1,479,993
748,656	3.00%, due 5/1/45, #Q33337		728,019
557,260	3.50%, due 11/1/45, #G08676		557,911
228,537	3.00%, due 12/1/46, #Q44655		221,781
3,097,321	3.00%, due 1/1/47, #G08741		3,003,780
615,399	3.00%, due 1/1/47, #Q45636		597,257
189,388	3.00%, due 2/1/47, #G08747		183,760
	FHLMC Gold TBA (b)
5,300,000	3.50%, due 3/15/42		5,293,725
	FNMA Pool
476,790	3.00%, due 8/1/21, #AL0579		475,222

28,306	6.00%, due 2/1/22, #912522	29,175
154,838	5.50%, due 7/1/22, #905040	159,783
192,077	4.00%, due 12/1/25, #AH6058	196,797
148,301	4.00%, due 1/1/26, #AH3925	152,599
323,487	4.00%, due 5/1/26, #AH8174	337,144
115,515	3.00%, due 4/1/27, #AB4997	115,764
459,492	3.00%, due 9/1/27, #AQ0333	460,484
342,825	2.50%, due 4/1/31, #BC4938	334,708
841,454	2.50%, due 10/1/31, #BC9305	821,531
877,914	2.50%, due 11/1/31, #BD9466	857,128
143,782	5.00%, due 5/1/36, #745515	155,302
105,792	5.50%, due 6/1/37, #918554	116,054
166,939	6.00%, due 6/1/37, #888413	186,514
92,590	6.00%, due 6/1/37, #917129	102,946
557	5.00%, due 1/1/39, #AA0862	598
116,250	4.50%, due 6/1/39, #AA7681	122,907
86,763	5.00%, due 8/1/39, #AC3221	93,044
711,158	4.00%, due 12/1/39, #AE0215	734,137
208,775	5.00%, due 5/1/40, #AD6374	225,637
120,728	4.00%, due 9/1/40, #AE4311	124,626
128,298	4.00%, due 10/1/40, #AE6057	132,453
245,517	4.00%, due 12/1/40, #MA0583	253,489
101,604	4.00%, due 2/1/41, #AH3200	104,891
115,366	4.50%, due 5/1/41, #AI1888	121,852
96,363	4.00%, due 10/1/41, #AJ4052	99,492
125,056	4.00%, due 11/1/41, #AJ4668	129,120
243,007	4.00%, due 11/1/41, #AJ5643	250,907
178,621	4.00%, due 4/1/42, #MA1028	184,422
1,136,477	3.50%, due 7/1/43, #AB9774	1,140,849
1,258,407	3.00%, due 8/1/43, #AU3363	1,228,157
351,361	4.00%, due 6/1/44, #AW4979	361,009
522,377	4.00%, due 9/1/44, #AS3392	536,552
451,335	4.00%, due 11/1/44, #AS3903	463,466
381,133	4.00%, due 11/1/44, #AS3906	391,440
410,744	3.00%, due 4/1/45, #AS4774	399,681
675,159	3.50%, due 4/1/45, #AY3376	674,795
218,705	3.00%, due 5/1/45, #AY6042	212,814
292,568	3.00%, due 6/1/45, #AZ0171	284,583
1,588,132	3.00%, due 6/1/45, #AZ0504	1,546,509
789,244	3.00%, due 6/1/45, #AZ2754	766,846
712,724	3.50%, due 8/1/45, #AS5699	712,486
350,198	3.50%, due 9/1/45, #AS5722	350,099
1,043,828	3.00%, due 10/1/45, #AZ6877	1,013,070
1,616,478	3.50%, due 12/1/45, #BA2275	1,616,357
1,292,512	3.50%, due 12/1/45, #MA2471	1,292,347
828,405	3.50%, due 3/1/46, #MA2549	828,341
1,595,502	3.00%, due 7/1/46, #MA2670	1,547,456
919,864	3.00%, due 9/1/46, #AS7904	892,164
288,432	3.00%, due 4/1/47, #AS9448	279,747
482,249	3.00%, due 5/1/47, #AS9562	467,727
485,651	3.50%, due 8/1/47, #MA3087	485,615
	FNMA TBA (b)

1,500,000	3.00%, due 3/15/28		1,493,379
5,400,000	3.50%, due 3/15/41		5,390,234
3,000,000	4.00%, due 3/15/41		3,072,598
	GNMA Pool
22,521	6.50%, due 6/15/36, #652593		25,096
10,671	6.50%, due 10/15/36, #646564		11,884
38,394	6.00%, due 11/15/36, #617294		42,700
86,874	6.50%, due 12/15/36, #618753		98,494
73,061	6.00%, due 4/15/37, #668411		81,257
40,224	6.00%, due 10/15/37, #664379		44,735
164,547	4.50%, due 5/15/39, #717066		173,319
259,598	5.50%, due 6/15/39, #714720		282,801
244,582	4.50%, due 7/15/39, #720160		259,096
621,213	5.00%, due 9/15/39, #726311		668,205
	GNMA TBA (b)
6,500,000	3.50%, due 3/15/42		6,536,054
1,700,000	3.00%, due 3/15/43		1,662,243
			68,464,003
	Total Mortgage-Backed Securities (cost $69,796,052)		69,278,583

	SHORT-TERM INVESTMENTS	37.7%
	Money Market Fund	1.2%
864,968	Fidelity Institutional Money Market Government Portfolio - Class I, 1.26% (c)		864,968

	U.S. Treasury Bills	36.5%
3,000,000	1.294%, due 3/15/18 (e)		2,998,491
1,500,000	1.344%, due 3/22/18 (e)		1,498,824
3,000,000	1.516%, due 4/12/18 (e)		2,994,695
3,500,000	1.518%, due 5/3/18 (e)		3,490,705
5,000,000	1.553%, due 5/10/18 (e)		4,984,907
1,000,000	1.592%, due 5/24/18 (e)		996,284
3,000,000	1.650%, due 6/28/18 (e)		2,983,637
4,000,000	1.757%, due 7/26/18 (e)		3,971,300
3,000,000	1.760%, due 8/9/18 (e)		2,976,387
			26,895,230
	Total Short-Term Investments (cost $27,769,833)		27,760,198

	Total Investments (cost $97,565,885)	131.8%	97,038,781
	Liabilities less Other Assets	(31.8)%	(23,387,235)
	TOTAL NET ASSETS	100.0%	$73,651,546

(a)	Variable rate security. The coupon is based on an underlying pool of loans. Rate shown reflects the rate in effect as of February 28, 2018.
(b)	Security purchased on a when-issued basis. As of February 28, 2018, the total cost of investments purchased on a when-issued basis was $23,476,566 or 31.88% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of February 28, 2018.
(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.

As of February 28, 2018, the value of these investments was $814,580 or 1.11% of total net assets.
(e)	Rate shown is the discount rate at February 28, 2018.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - February 28, 2018 (Unaudited)

Principal
Amount/ Shares			Value
	CORPORATE BONDS	52.2%
	Aerospace and Defense	0.6%
	Lockheed Martin Corp.
$500,000	1.85%, due 11/23/18		$498,608
	Rockwell Collins, Inc.
500,000	1.95%, due 7/15/19		495,129
			993,737
	Automobiles Manufacturing	0.6%
	American Honda Finance Corp.
1,000,000	2.00%, due 2/14/20		987,366
	Autos	1.2%
	Ford Motor Credit Co., LLC
1,000,000	2.021%, due 5/3/19		991,089
	General Motors Financial Co., Inc.
1,000,000	2.35%, due 10/4/19		989,947
			1,981,036
	Banks	9.3%
	BB&T Corp.
2,000,000	2.158% (3 Month LIBOR USD + 0.570%), due 6/15/20 (e)		2,012,615
	Capital One N.A.
1,500,000	2.35%, due 8/17/18		1,499,234
	Citigroup, Inc.
2,000,000	2.45%, due 1/10/20		1,984,352
	Citizens Bank, N.A.
500,000	2.20%, due 5/26/20		492,445
	Discover Bank
1,000,000	2.60%, due 11/13/18		1,000,797
	Huntington National Bank
1,500,000	2.00%, due 6/30/18		1,498,279
	JPMorgan Chase Bank NA
1,000,000	1.65%, due 9/23/19		985,866
	KeyBank NA
1,000,000	2.35%, due 3/8/19		997,559
	PNC Bank NA
500,000	2.00%, due 5/19/20		491,116
	Regions Bank Birmingham Alabama
1,000,000	2.25%, due 9/14/18		999,179
	Royal Bank of Canada
1,000,000	1.80%, due 7/30/18		999,092
	SunTrust Bank
1,000,000	2.25%, due 1/31/20		989,857
	Toronto Dominion Bank
1,500,000	1.45%, due 9/6/18		1,493,635
			15,444,026
	Biotechnology	0.5%
	Gilead Sciences, Inc.
800,000	1.85%, due 9/4/18		798,359
	Brokers	0.8%

	Goldman Sachs Group, Inc.
1,300,000	2.90%, due 7/19/18		1,302,574
	Chemicals	1.6%
	PPG Industries, Inc.
1,000,000	3.60%, due 11/15/20		1,021,517
	Sherwin-Williams Co.
1,600,000	2.25%, due 5/15/20		1,578,671
			2,600,188
	Commercial Finance	0.3%
	Air Lease Corp.
500,000	2.625%, due 9/4/18		500,301
	Communications Equipment	0.6%
	Apple, Inc.
1,000,000	1.70%, due 2/22/19		994,003
	Computer and Peripheral Equipment Manufacturing	1.2%
	Siemens Financial Services
2,000,000	1.45%, due 5/25/18 (a)		1,996,137
	Construction Materials Manufacturing	0.9%
	Martin Marietta Materials, Inc.
500,000	2.554% (3 Month LIBOR USD + 0.650%), due 5/22/20 (e)		502,575
	Vulcan Materials Co.
1,000,000	2.188% (3 Month LIBOR USD + 0.600%), due 6/15/20 (e)		1,000,733
			1,503,308
	Consumer Finance	0.6%
	American Express Credit Corp.
1,000,000	1.70%, due 10/30/19		983,520
	Consumer Products	0.3%
	The Estee Lauder Companies Inc.
500,000	1.80%, due 2/7/20		492,648
	Containers and Packaging	0.6%
	Packaging Corp. of America
1,000,000	2.45%, due 12/15/20		986,412
	Diversified Banks	1.2%
	Bank of Montreal
500,000	2.10%, due 12/12/19		494,433
	Bank of Nova Scotia
500,000	2.15%, due 7/14/20		492,617
1,000,000	2.50%, due 1/8/21		988,323
			1,975,373
	Drugs and Druggists' Sundries Merchant Wholesalers	0.9%
	Cardinal Health, Inc.
1,000,000	1.95%, due 6/15/18		999,164
500,000	1.948%, due 6/14/19		495,354
			1,494,518
	Electrical Equipment Manufacturing	1.2%
	Fortive Corp.
1,000,000	1.80%, due 6/15/19		989,618
	Honeywell International, Inc.
1,000,000	1.40%, due 10/30/19		981,258
			1,970,876
	Financial Services	0.4%
	CBOE Global Markets, Inc.
500,000	1.95%, due 6/28/19		495,014

	Morgan Stanley
250,000	2.633% (3 Month LIBOR USD + 0.800%), due 2/14/20 (e)		251,196
			746,210
	Food	0.6%
	Kroger Co.
1,000,000	1.50%, due 9/30/19		981,445
	Food and Beverage	1.8%
	Coca-Cola Co.
1,000,000	1.38%, due 5/30/19		987,867
	Kraft Heinz Foods Co.
1,000,000	2.381% (3 Month LIBOR USD + 0.570%), due 2/10/21 (e)		999,477
	Tyson Foods, Inc.
1,000,000	2.037% (3 Month LIBOR USD + 0.550%), due 6/2/20 (e)		1,005,228
			2,992,572
	Health Care Facilities and Services	1.2%
	Express Scripts Holding Co.
2,000,000	2.60%, due 11/30/20		1,975,033
	Home and Office Products Manufacturing	0.3%
	Newell Brands, Inc.
500,000	2.15%, due 10/15/18		496,982
	Machinery Manufacturing	1.8%
	Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	2.90%, due 2/21/21		997,965
	John Deere Capital Corp.
2,000,000	1.65%, due 10/15/18		1,992,722
			2,990,687
	Medical Equipment and Devices Manufacturing	2.7%
	Abbott Laboratories
1,000,000	2.00%, due 9/15/18		996,976
1,000,000	2.35%, due 11/22/19		995,123
	Danaher Corp.
500,000	1.65%, due 9/15/18		498,041
	Medtronic Global Holdings SCA
1,000,000	1.70%, due 3/28/19		991,728
	Medtronic, Inc.
500,000	1.50%, due 3/15/18		499,901
	Stryker Corp.
500,000	2.00%, due 3/8/19		497,129
			4,478,898
	Medical Equipment and Supplies Manufacturing	0.6%
	Becton Dickinson & Co.
1,000,000	2.944% (3 Month LIBOR USD + 0.875%), due 12/29/20 (e)		1,001,307
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	1.4%
	Harris Corp.
1,000,000	1.999%, due 4/27/18		999,606
	Northrop Grumman Corp.
1,300,000	2.08%, due 10/15/20		1,273,919
			2,273,525
	Nondepository Credit Intermediation	0.6%
	Caterpillar Financial Services Corp.
1,000,000	1.85%, due 9/4/20		977,406
	Oil and Gas Services and Equipment	0.3%
	Schlumberger Finance Canada Ltd.

500,000	2.20%, due 11/20/20 (a)		491,540
	Other Electrical Equipment and Component Manufacturing	0.6%
	Corning, Inc.
1,000,000	1.50%, due 5/8/18		998,646
	Other Food Manufacturing	0.9%
	Conagra Brands, Inc.
1,000,000	2.204% (3 Month LIBOR USD + 0.500%), due 10/9/20 (e)		1,001,127
	J.M. Smucker Co.
500,000	2.20%, due 12/6/19		495,796
			1,496,923
	Other Telecommunications	0.6%
	AT&T, Inc.
1,000,000	2.30%, due 3/11/19		998,332
	Petroleum and Coal Products Manufacturing	0.6%
	Chevron Corp.
1,000,000	1.365%, due 3/2/18		1,000,000
	Pharmaceuticals	1.8%
	AbbVie, Inc.
500,000	1.80%, due 5/14/18		499,710
	Baxalta, Inc.
500,000	2.00%, due 6/22/18		499,421
	Johnson & Johnson
1,000,000	1.95%, due 11/10/20		986,003
	Shire Acquisitions Investments Ireland DAC
500,000	1.90%, due 9/23/19		492,422
	Teva Pharmaceutical Finance Netherlands III BV
500,000	1.70%, due 7/19/19		488,014
			2,965,570
	Publishing & Broadcasting	0.6%
	Discovery Communications LLC
1,000,000	2.20%, due 9/20/19		990,086
	Refining and Marketing	0.3%
	Phillips 66
500,000	2.606% (3 Month LIBOR USD + 0.600%), due 2/26/21 (e)		500,500
	Restaurants	0.9%
	McDonald's Corp.
500,000	2.10%, due 12/7/18		498,994
	Starbucks Corp.
1,000,000	2.20%, due 11/22/20		990,495
			1,489,489
	Retail - Consumer Discretionary	0.6%
	Home Depot, Inc.
1,000,000	1.80%, due 6/5/20		984,771
	Retail - Consumer Staples	0.8%
	Sysco Corp.
1,400,000	1.90%, due 4/1/19		1,389,459
	Semiconductor and Other Electronic Component Manufacturing	0.3%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
500,000	2.375%, due 1/15/20		494,084
	Semiconductors	1.8%
	Intel Corp.
1,000,000	1.85%, due 5/11/20		984,968
	Qualcomm Inc.

2,000,000	2.10%, due 5/20/20		1,961,222
			2,946,190
	Software and Services	1.2%
	DXC Technology Co.
500,000	2.875%, due 3/27/20		498,983
	Microsoft Corp.
1,460,000	1.30%, due 11/3/18		1,450,666
			1,949,649
	Supermarkets and Pharmacies	1.2%
	Alimentation Couche-Tard, Inc.
2,000,000	2.35%, due 12/13/19 (a)		1,983,918
	Transportation & Logistics	0.6%
	PACCAR Financial Corp.
500,000	1.20%, due 8/12/19		490,639
	United Parcel Service, Inc.
500,000	2.05%, due 4/1/21		490,796
			981,435
	Travel & Lodging	0.3%
	Royal Caribbean Cruises Ltd.
500,000	2.65%, due 11/28/20		493,511
	Utilities	5.0%
	Dominion Resources, Inc.
1,000,000	1.875%, due 1/15/19		994,710
500,000	1.60%, due 8/15/19		491,730
	Duke Energy Florida LLC
500,000	2.10%, due 12/15/19		497,595
	Edison International
500,000	2.125%, due 4/15/20		492,041
	Eversource Energy
1,900,000	2.50%, due 3/15/21		1,873,086
	Pacific Gas & Electric Co.
1,000,000	2.214% (3 Month LIBOR USD + 0.230%), due 11/28/18 (a) (e)		998,491
	Public Service Enterprise Group, Inc.
2,000,000	1.60%, due 11/15/19		1,962,248
	Sempra Energy
1,000,000	1.625%, due 10/7/19		982,070
			8,291,971
	Total Corporate Bonds (cost $87,010,984)		86,364,521

	MORTGAGE-BACKED SECURITIES	4.2%
	Residential Mortgage-Backed Securities	0.9%
	BlueVirgo Trust
1,556,866	3.00%, due 12/15/22, Series 15-1A (a) (c)		1,557,848
	U.S. Government Agencies	3.3%
	FHLMC ARM Pool
1,315	3.509% (1 Year CMT Rate + 2.320%), due 2/1/22, #845113 (e)		1,348
9,465	2.999% (1 Year CMT Rate + 1.870%), due 10/1/22, #635206 (e)		9,606
1,986	3.418% (1 Year CMT Rate + 2.300%), due 6/1/23, #845755 (e)		2,010
232,728	3.53% (1 Year CMT Rate + 2.280%), due 1/1/25, #785726 (e)		240,266
8,938	3.533% (12 Month LIBOR USD + 1.780%), due 1/1/33, #1B0668 (e)		9,081
234,517	3.50% (1 Year CMT Rate + 2.250%), due 10/1/34, #782784 (e)		246,997
71,530	3.427% (12 Month LIBOR USD + 1.680%), due 12/1/34, #1G0018 (e)		74,655
51,540	3.661% (12 Month LIBOR USD + 1.890%), due 4/1/36, #847671 (e)		54,440

	FHLMC Pool
93,541	5.00%, due 10/1/38, #G04832		101,035
	FNMA ARM Pool
16,766	3.665% (6 Month LIBOR USD + 2.170%), due 7/1/25, #555206 (e)		16,838
55,427	2.482% (1 Year CMT Rate + 1.520%), due 7/1/27, #424953 (e)		55,808
60,949	3.156% (1 Year CMT Rate + 2.230%), due 3/1/28, #556438 (e)		62,836
57,872	3.352% (1 Year CMT Rate + 2.020%), due 6/1/29, #508399 (e)		58,869
147,994	3.239% (1 Year CMT Rate + 2.050%), due 4/1/30, #562912 (e)		152,634
26,723	3.813% (1 Year CMT Rate + 2.210%), due 10/1/30, #670317 (e)		27,346
35,691	3.365% (12 Month LIBOR USD + 1.620%), due 9/1/31, #597196 (e)		35,781
22,886	3.402% (1 Year CMT Rate + 2.150%), due 11/1/31, #610547 (e)		23,293
201,048	3.349% (12 Month LIBOR USD + 1.600%), due 10/1/33, #743454 (e)		210,119
674,276	3.50% (12 Month LIBOR USD + 1.750%), due 11/1/33, #755253 (e)		714,828
795,841	3.395% (1 Year CMT Rate + 2.300%), due 5/1/34, #AC5719 (e)		839,509
206,824	3.42% (12 Month LIBOR USD + 1.670%), due 7/1/34, #779693 (e)		215,994
133,232	3.164% (12 Month LIBOR USD + 1.410%), due 10/1/34, #795136 (e)		138,568
22,209	3.42% (12 Month LIBOR USD + 1.550%), due 1/1/35, #805391 (e)		23,190
97,178	3.358% (1 Year CMT Rate + 2.110%), due 10/1/35, #846171 (e)		101,809
72,177	3.375% (12 Month LIBOR USD + 1.630%), due 10/1/35, #845041 (e)		75,618
274,703	3.342% (12 Month LIBOR USD + 1.560%), due 1/1/36, #849264 (e)		285,085
55,337	3.604% (12 Month LIBOR USD + 1.750%), due 6/1/36, #872502 (e)		58,295
303,609	3.468% (12 Month LIBOR USD + 1.680%), due 1/1/37, #906389 (e)		319,453
177,130	3.755% (12 Month LIBOR USD + 1.950%), due 3/1/37, #907868 (e)		185,933
44,621	3.375% (12 Month LIBOR USD + 1.630%), due 10/1/37, #955963 (e)		45,682
248,602	3.765% (12 Month LIBOR USD + 2.020%), due 11/1/37, #953653 (e)		257,475
	FNMA Pool
265,399	5.00%, due 6/1/40, #AD5479		286,030
34,597	4.00%, due 11/1/41, #AJ3797		35,720
	GNMA II ARM Pool
3,391	3.125% (1 Year CMT Rate + 1.500%), due 11/20/21, #8871 (e)		3,431
20,593	3.125% (1 Year CMT Rate + 1.500%), due 10/20/22, #8062 (e)		20,983
79,640	3.125% (1 Year CMT Rate + 1.500%), due 11/20/26, #80011 (e)		82,116
16,965	3.125% (1 Year CMT Rate + 1.500%), due 11/20/26, #80013 (e)		17,495
12,209	3.125% (1 Year CMT Rate + 1.500%), due 12/20/26, #80021 (e)		12,591
4,538	2.375% (1 Year CMT Rate + 1.500%), due 1/20/27, #80029 (e)		4,682
85,323	2.75% (1 Year CMT Rate + 1.500%), due 7/20/27, #80094 (e)		88,053
102,674	2.75% (1 Year CMT Rate + 1.500%), due 8/20/27, #80104 (e)		105,923
5,065	3.125% (1 Year CMT Rate + 1.500%), due 10/20/27, #80122 (e)		5,231
43,077	2.375% (1 Year CMT Rate + 1.500%), due 1/20/28, #80154 (e)		44,510
85,219	3.125% (1 Year CMT Rate + 1.500%), due 10/20/29, #80331 (e)		88,274
17,122	3.125% (1 Year CMT Rate + 1.500%), due 11/20/29, #80344 (e)		17,735
			5,457,175
	Total Mortgage-Backed Securities (cost $6,780,248)		7,015,023

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	25.9%
	U.S. Government Agencies	16.8%
	FHLB
5,000,000	1.375%, due 3/18/19		4,962,165
2,000,000	1.375%, due 5/28/19		1,980,896
	FHLMC
6,000,000	0.875%, due 3/7/18		5,999,538
1,000,000	0.875%, due 10/12/18		993,443
6,000,000	1.375%, due 8/15/19		5,927,928

3,000,000	1.50%, due 1/17/20		2,958,144
	FNMA
5,000,000	1.00%, due 10/24/19		4,899,535
			27,721,649
	U.S. Treasury Notes	9.1%
	U.S. Treasury Notes
5,000,000	0.75%, due 2/15/19		4,936,230
2,000,000	1.00%, due 3/15/19		1,977,266
3,300,000	0.875%, due 4/15/19		3,254,367
5,000,000	0.875%, due 6/15/19		4,919,434
			15,087,297
	Total U.S. Government Agencies and Instrumentalities (cost $43,205,335)		42,808,946

	SHORT-TERM INVESTMENTS	17.8%
	Money Market Fund	0.6%
964,909	Fidelity Institutional Money Market Government Portfolio - Class I, 1.26% (b)		964,909

	U.S. Treasury Bills	17.2%
	U.S. Treasury Bills
$5,500,000	1.294%, due 3/15/18 (d)		5,497,233
3,000,000	1.344%, due 3/22/18 (d)		2,997,648
5,000,000	1.537%, due 4/19/18 (d)		4,989,537
5,000,000	1.553%, due 5/10/18 (d)		4,984,906
6,000,000	1.757%, due 7/26/18 (d)		5,956,950
4,000,000	1.760%, due 8/9/18 (d)		3,968,516
			28,394,790
	Total Short-Term Investments (cost $29,365,983)		29,359,699

	Total Investments (cost $166,362,550)	100.1%	165,548,189
	Liabilities less Other Assets	(0.1)%	(149,646)
	TOTAL NET ASSETS	100.0%	$165,398,543

(a)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As February 28, 2018, the
value of these investments was $7,027,934 or 4.25% of total net assets.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2018.
(c)	Valued determined using significant unobservable inputs.
(d)	Rate shown is the discount rate at February 28, 2018.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2018.

ARM - Adjustable Rate Mortgage
CMT - Constant Maturity Treasury
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate

PIA HIGH YIELD (MACS) FUND
Schedule of Investments - February 28, 2018 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	98.0%
	Advertising & Marketing	0.8%
	Lamar Media Corp.
$520,000	5.75%, due 2/1/26		$540,150
	Aerospace/Defense	1.5%
	Moog, Inc.
260,000	5.25%, due 12/1/22 (b)		268,450
	TransDigm, Inc.
700,000	6.00%, due 7/15/22		718,375
			986,825
	Apparel & Textile Products	0.4%
	HanesBrands, Inc.
210,000	4.875%, due 5/15/26 (b)		207,375
	Wolverine World Wide, Inc.
70,000	5.00%, due 9/1/26 (b)		70,175
			277,550
	Auto Parts Manufacturing	3.3%
	American Axle & Manufacturing, Inc.
270,000	6.50%, due 4/1/27		279,788
	Cooper-Standard Automotive, Inc.
490,000	5.625%, due 11/15/26 (b)		500,413
	Delphi Technologies Plc
530,000	5.00%, due 10/1/25 (b)		526,847
	IHO Verwaltungs GmbH
350,000	4.75% Cash or 5.500% PIK, due 9/15/26 (b) (c)		338,625
	Nexteer Automotive Group Ltd.
500,000	5.875%, due 11/15/21 (b)		523,750
			2,169,423
	Biotechnology	0.5%
	Sotera Health Topco, Inc.
310,000	8.125% Cash or 8.875% PIK, due 11/1/21 (b) (c)		313,488
	Building Materials	1.7%
	U.S. Concrete, Inc.
470,000	6.375%, due 6/1/24		501,725
	USG Corp.
410,000	5.50%, due 3/1/25 (b)		427,938
230,000	4.875%, due 6/1/27 (b)		227,125
			1,156,788
	Casinos and Gaming	0.9%
	MGM Resorts International
290,000	6.00%, due 3/15/23		309,213
	Scientific Games International, Inc.
300,000	5.00%, due 10/15/25 (b)		297,375
			606,588
	Chemical and Allied Products Merchant Wholesalers	1.0%
	Univar USA, Inc.
650,000	6.75%, due 7/15/23 (b)		678,438

	Chemicals	8.9%
	CF Industries, Inc.
650,000	3.45%, due 6/1/23		632,125
	Consolidated Energy Finance SA
296,000	6.75%, due 10/15/19 (b)		300,810
400,000	6.875%, due 6/15/25 (b)		421,000
	CSTN Merger Sub, Inc.
690,000	6.75%, due 8/15/24 (b)		700,350
	GCP Applied Technologies Inc.
240,000	9.50%, due 2/1/23 (b)		263,700
	Hexion Inc./Hexion Nova Scotia Finance ULC
400,000	9.00%, due 11/15/20		323,000
	Hexion U.S. Finance Corp.
380,000	6.625%, due 4/15/20		355,300
	Kissner Milling Company Ltd.
690,000	8.375%, due 12/1/22 (b)		703,800
	Koppers, Inc.
460,000	6.00%, due 2/15/25 (b)		477,250
	Platform Specialty Products Corp.
360,000	6.50%, due 2/1/22 (b)		370,350
	PolyOne Corp.
450,000	5.25%, due 3/15/23		455,624
	TPC Group, Inc.
925,000	8.75%, due 12/15/20 (b)		934,250
			5,937,559
	Commercial and Service Industry Machinery Manufacturing	0.8%
	ATS Automation Tooling Systems, Inc.
500,000	6.50%, due 6/15/23 (b)		525,000
	Communications Equipment	0.5%
	Plantronics, Inc.
350,000	5.50%, due 5/31/23 (b)		351,750
	Construction Materials Manufacturing	0.7%
	Boise Cascade Co.
440,000	5.625%, due 9/1/24 (b)		455,400
	Consumer Cyclical Services	0.8%
	APX Group, Inc.
85,000	6.375%, due 12/1/19		86,381
440,000	8.75%, due 12/1/20		444,400
			530,781
	Consumer Products	1.0%
	ACCO Brands Corp.
410,000	5.25%, due 12/15/24 (b)		413,075
	Central Garden & Pet Co.
220,000	6.125%, due 11/15/23		231,000
			644,075
	Consumer Services	4.0%
	AMN Healthcare, Inc.
350,000	5.125%, due 10/1/24 (b)		354,375
	Aramark Services, Inc.
300,000	5.00%, due 2/1/28 (b)		299,625
	LSC Communications, Inc.
550,000	8.75%, due 10/15/23 (b)		565,813

	Quad/Graphics, Inc.
800,000	7.00%, due 5/1/22		829,000
	Stonemor Partners LP
600,000	7.875%, due 6/1/21		589,500
			2,638,313
	Containers and Packaging	4.4%
	BWAY Holding Co.
590,000	5.50%, due 4/15/24 (b)		604,750
	Coveris Holdings S.A.
600,000	7.875%, due 11/1/19 (b)		598,260
	Crown Americas LLC/Crown Americas Capital Corp V
300,000	4.25%, due 9/30/26		285,000
	Crown Americas LLC/Crown Americas Capital Corp VI
150,000	4.75%, due 2/1/26 (b)		148,125
	Multi-Color Corp.
580,000	6.125%, due 12/1/22 (b)		600,300
	Plastipak Holdings, Inc.
650,000	6.25%, due 10/15/25 (b)		664,625
			2,901,060
	Distributors	0.8%
	Ferrellgas Partners LP
575,000	6.50%, due 5/1/21		546,250
	Diversified Manufacturing	0.9%
	Griffon Corp.
600,000	5.25%, due 3/1/22		603,750
	Electrical Equipment Manufacturing	1.0%
	Airxcel, Inc.
621,000	8.50%, due 2/15/22 (b)		649,721
	Financial Services	2.0%
	LPL Holdings, Inc.
650,000	5.75%, due 9/15/25 (b)		659,750
	Trident Merger Sub, Inc.
700,000	6.625%, due 11/1/25 (b)		694,750
			1,354,500
	Food and Beverage	3.6%
	Carolina Beverage Group LLC
460,000	10.625%, due 8/1/18 (b)		462,300
	Clearwater Seafoods, Inc.
670,000	6.875%, due 5/1/25 (b)		661,625
	Dean Foods Co.
610,000	6.50%, due 3/15/23 (b)		597,800
	Pilgrim's Pride Corp.
700,000	5.75%, due 3/15/25 (b)		698,249
			2,419,974
	Hardware	1.4%
	CDW LLC / CDW Finance Corp.
200,000	5.00%, due 9/1/25		202,500
	Everi Payments Inc.
700,000	7.50%, due 12/15/25 (b)		712,250
			914,750
	Home Improvement	1.2%
	Apex Tool Group LLC

750,000	7.00%, due 2/1/21 (b)		764,588
	Industrial - Other	5.2%
	Brand Energy & Infrastructure Services, Inc.
650,000	8.50%, due 7/15/25 (b)		674,375
	Cleaver-Brooks, Inc.
825,000	7.875%, due 3/1/23 (b)		872,438
	First Data Corp.
650,000	5.75%, due 1/15/24 (b)		663,813
	H&E Equipment Services, Inc.
410,000	5.625%, due 9/1/25 (b)		420,250
	United Rentals North America, Inc.
250,000	5.50%, due 5/15/27		256,500
	Zachry Holdings, Inc.
550,000	7.50%, due 2/1/20 (b)		558,250
			3,445,626
	Machinery Manufacturing	3.6%
	Amsted Industries Inc.
300,000	5.375%, due 9/15/24 (b)		309,000
	JPW Industries Holding Corp.
600,000	9.00%, due 10/1/24 (b)		630,000
	RBS Global, Inc./ Rexnord LLC
150,000	4.875%, due 12/15/25 (b)		148,125
	Titan International, Inc.
1,000,000	6.50%, due 11/30/23 (b)		1,022,499
	Welbilt, Inc.
240,000	9.50%, due 2/15/24		267,600
			2,377,224
	Manufactured Goods	4.5%
	FXI Holdings, Inc.
700,000	7.875%, due 11/1/24 (b)		692,125
	Gibraltar Industries, Inc.
550,000	6.25%, due 2/1/21		557,837
	Grinding Media Inc./ MC Grinding Media Canada, Inc.
650,000	7.375%, due 12/15/23 (b)		689,000
	Optimas OE Solutions, Inc.
400,000	8.625%, due 6/1/21 (b)		408,000
	Park-Ohio Industries, Inc.
620,000	6.625%, due 4/15/27		651,000
			2,997,962
	Media Non-Cable	1.9%
	CBS Outdoor Americas Capital, LLC
890,000	5.625%, due 2/15/24		903,350
	R.R. Donnelley & Sons Co.
348,000	6.50%, due 11/15/23		348,870
			1,252,220
	Medical Equipment and Supplies Manufacturing	1.0%
	Vista Outdoor, Inc.
650,000	5.875%, due 10/1/23		645,938
	Metals and Mining	2.9%
	Rain CII Carbon LLC/CII Carbon Corp.
650,000	7.25%, due 4/1/25 (b)		704,438
	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.

710,000	7.50%, due 6/15/25 (b)		743,725
	TMS International Corp.
450,000	7.25%, due 8/15/25 (b)		470,250
			1,918,413
	Oil and Gas Extraction	0.9%
	Welltec A/S
550,000	9.50%, due 12/1/22 (b)		572,275
	Oil and Gas Services and Equipment	0.5%
	Archrock Partners LP
350,000	6.00%, due 4/1/21		352,625
	Paper	7.4%
	Clearwater Paper Corp.
710,000	4.50%, due 2/1/23		686,924
	Hardwoods Acquisition, Inc.
400,000	7.50%, due 8/1/21 (b)		372,000
	Mercer International, Inc.
60,000	6.50%, due 2/1/24		63,000
690,000	5.50%, due 1/15/26 (b)		688,275
	Neenah, Inc.
700,000	5.25%, due 5/15/21 (b)		712,249
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)		372,000
	P.H. Glatfelter Co.
500,000	5.375%, due 10/15/20		507,225
	Rayonier A.M. Products, Inc.
800,000	5.50%, due 6/1/24 (b)		800,000
	Xerium Technologies, Inc.
700,000	9.50%, due 8/15/21		707,000
			4,908,673
	Petroleum and Petroleum Products Merchant Wholesalers	1.1%
	Sunoco LP/Sunoco Finance Corp.
700,000	5.50%, due 2/15/26 (b)		701,750
	Pipelines	2.0%
	Exterran Partners, L.P.
100,000	6.00%, due 10/1/22		100,750
	Rose Rock Midstream, L.P.
700,000	5.625%, due 7/15/22		696,500
	Summit Midstream Holdings, LLC
220,000	5.50%, due 8/15/22		223,025
	TransMontaigne Partners LP/TLP Finance Corp.
350,000	6.125%, due 2/15/26		356,125
			1,376,400
	Publishing and Broadcasting	1.9%
	Salem Media Group, Inc.
420,000	6.75%, due 6/1/24 (b)		411,600
	Townsquare Media, Inc.
640,000	6.50%, due 4/1/23 (b)		610,400
	Urban One, Inc.
270,000	9.25%, due 2/15/20 (b)		262,575
			1,284,575
	Railroad	1.4%
	Watco Companies, Inc.

900,000	6.375%, due 4/1/23 (b)		925,875
	Real Estate	1.8%
	GEO Group, Inc.
580,000	5.125%, due 4/1/23		580,000
	Iron Mountain, Inc.
620,000	4.875%, due 9/15/27 (b)		587,450
			1,167,450
	Retail - Consumer Discretionary	2.1%
	Beacon Roofing Supply, Inc.
480,000	6.375%, due 10/1/23		514,200
	Hillman Company, Inc.
700,000	6.375%, due 7/15/22 (b)		685,999
	Reliance Intermediate Holdings
210,000	6.50%, due 4/1/23 (b)		220,500
			1,420,699
	Software and Services	5.3%
	Ascend Learning LLC
570,000	6.875%, due 8/1/25 (b)		588,525
	Donnelley Financial Solutions, Inc.
580,000	8.25%, due 10/15/24		611,900
	Informatica LLC
670,000	7.125%, due 7/15/23 (b)		686,414
	Quintiles IMS Inc.
400,000	5.00%, due 10/15/26 (b)		402,700
	RP Crown Parent, LLC
590,000	7.375%, due 10/15/24 (b)		616,550
	Sophia, L.P.
550,000	9.00%, due 9/30/23 (b)		582,313
			3,488,402
	Technology	0.9%
	Cardtronics, Inc.
600,000	5.125%, due 8/1/22		586,500
	Transportation and Logistics	2.2%
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21		653,250
	Mobile Mini, Inc.
750,000	5.875%, due 7/1/24		781,875
			1,435,125
	Transportation Services	1.9%
	LBC Tank Terminals Holding
600,000	6.875%, due 5/15/23 (b)		621,750
	OPE KAG Finance Sub, Inc.
650,000	7.875%, due 7/31/23 (b)		674,375
			1,296,125
	Utilities	1.7%
	Amerigas Partners LP
370,000	5.50%, due 5/20/25		369,075
	Rockpoint Gas Storage Canada Ltd.
750,000	7.00%, due 3/31/23 (b)		753,750
			1,122,825
	Waste and Environment Services and Equipment	3.9%
	CD&R Waterworks Merger Sub LLC

460,000	6.125%, due 8/15/25 (b)		456,550
	Clean Harbors, Inc.
150,000	5.125%, due 6/1/21		151,313
	GFL Environmental Inc.
470,000	9.875%, due 2/1/21 (b)		497,025
200,000	5.625%, due 5/1/22 (b)		205,000
	Waste Pro USA, Inc.
700,000	5.50%, due 2/15/26 (b)		705,250
	Wrangler Buyer Corp.
550,000	6.00%, due 10/1/25 (b)		559,625
			2,574,763
	Wireline Telecommunications Services	1.8%
	Consolidated Communications, Inc.
330,000	6.50%, due 10/1/22		290,400
	West Corp.
560,000	5.375%, due 7/15/22 (b)		567,000
	Zayo Group, LLC
350,000	6.375%, due 5/15/25		367,105
			1,224,505
	Total Corporate Bonds (cost $64,506,405)		65,042,671

	SHORT-TERM INVESTMENTS	0.4%
296,723	Fidelity Institutional Money Market Government Portfolio - Class I, 1.26% (a)		296,723
	Total Short-Term Investments (cost $296,723)		296,723

	Total Investments (cost $64,803,128)	98.4%	65,339,394
	Other Assets less Liabilities	1.6%	1,042,348
	TOTAL NET ASSETS	100.0%	$66,381,742

(a)	Rate shown is the 7-day annualized yield as of February 28, 2018.
(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of February 28, 2018, the value of these investments was $44,879,703 or 67.61% of total net assets.
(c)	Payment-in-kind interest is generally paid by issuing additional shares or par of the security rather than paying cash.

PIA Funds

Notes to the Schedule of Investments
February 28, 2018 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, the PIA Short-Term Securities Fund, and the PIA High Yield (MACS) Fund's (each a "Fund" and collectively, the "Funds") investments in securities are carried at their fair value.  The Funds determine the fair value of their investments and compute the net asset value per share of each Fund as of the close of regular trading on the New York stock exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced ("TBAs") securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of February 28, 2018, the PIA High Yield Fund had investments in illiquid securities with a total value of $1,104,082 or 2.00% of total net assets.

High Yield Fund	Shares/ PAR	Dates Acquired	Cost Basis

American Gilsonite Co. Payment-in-Kind Notes	$342,414	8/12-1/18	$342,414
Modular Space Corp. Common Stock	40,981	2/17	201,217

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board of Trustees ("Board") as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds' investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds' Board of Trustees.  As of February 28, 2018, Pacific Income Advisers, Inc. has determined that all the Rule 144A securities held by the Funds, except the securities listed below, are considered liquid:

High Yield Fund	PAR	Dates Acquired	Cost Basis

American Gilsonite Co. Payment-in-Kind Notes	$342,414	8/12-1/18	$342,414

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of February 28, 2018:

PIA BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$188,408,987	$-	$188,408,987
Sovereign Bonds	-	12,707,850	-	12,707,850
U.S. Government Instrumentalities	-	5,738,889	-	5,738,889
Total Fixed Income	-	206,855,726	-	206,855,726
Short-Term Investments	1,439,763	-	-	1,439,763
Total Investments	$1,439,763	$206,855,726	$-	$208,295,489

PIA MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage- Backed Securities	$-	$814,580	$-	$814,580
Mortgage-Backed Securities – U.S. Government Agencies	-	68,464,003	-	68,464,003
Total Fixed Income	-	69,278,583	-	69,278,583
Short-Term Investments	864,968	26,895,230	-	27,760,198
Total Investments	$864,968	$96,173,813	$-	$97,038,781

PIA High Yield Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$52,519,083	$-	$52,519,083
Total Fixed Income	-	52,519,083	-	52,519,083
Common Stocks
Industrial - Other	-	-	722,290	722,290
Total Common Stocks	-	-	722,290	722,290
Short-Term Investments	218,987	-	-	218,987
Total Investments	$218,987	$52,519,083	$722,290	$53,460,360

PIA Short-Term Securities Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$86,364,521	$-	$86,364,521
Mortgage-Backed Securities	-	5,457,175	1,557,848	7,015,023
U.S. Government Agencies and Instrumentalities	-	42,808,946	-	42,808,946
Total Fixed Income	-	134,630,642	1,557,848	136,188,490
Short-Term Investments	964,909	28,394,790	-	29,359,699
Total Investments	$964,909	$163,025,432	$1,557,848	$165,548,189

PIA High Yield (MACS) Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$65,042,671	$-	$65,042,671
Total Fixed Income	-	65,042,671	-	65,042,671
Short-Term Investments	296,723	-	-	296,723
Total Investments	$296,723	$65,042,671	$-	$65,339,394

Refer to the Funds' schedule of investments for a detailed break-out of securities. Transfers between levels are recognized at February 28, 2018, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  The PIA BBB Bond Fund, PIA MBS Bond Fund, and the PIA High Yield (MACS) Fund held no Level 3 securities during the period ended February 28, 2018.

The following is a reconciliation of the PIA High Yield Fund's level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
                                                                 Common Stocks
Balance as of November 30, 2017	$2,109,177
Accrued discounts/premiums	-
Realized gain/(loss)	(425,281)
Change in unrealized appreciation/(depreciation)	449,859
Purchases	-
Sales	(1,411,465)
Transfers in and/or out of Level 3	-
Balance as of February 28, 2018	$722,290

The change in unrealized appreciation/(depreciation) for level 3 securities still held at February 28, 2018, and still classified as level 3 was $449,859.

At February 28, 2018, the shares of Modular Space Corp. were valued based on a single broker quote. Since their fair value utilized significant unobservable inputs due to the lack of reliable market data, the security is categorized as level 3 of the fair value hierarchy. If the financial condition of the issuer of the common stock were to deteriorate, the value of the common stock would likely decrease.

The following is a reconciliation of the Short-Term Securities Fund's level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
                                                   Mortgage-Backed Securities
Balance as of November 30, 2017	$1,892,579
Accrued discounts/premiums	-
Realized gain/(loss)	1,483
Change in unrealized appreciation/(depreciation)	(5,560)
Purchases	-
Sales	(330,654)
Transfers in and/or out of Level 3	-
Balance as of February 28, 2018	$ 1,557,848

The change in unrealized appreciation/(depreciation) for level 3 securities still held at February 28, 2018, and still classified as level 3 was $(5,560). At February 28, 2018, the Fund's primary pricing service provided a valuation for the BlueVirgo Trust bond based on a single broker quote. Due to a lack of significant observable inputs, the value of the BlueVirgo Trust bond is classified in level 3.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President/Chief Executive
                                           Officer/Principal Executive Officer

Date                                              April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                           Officer/Principal Executive Officer

Date                                             April 26, 2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer/Principal Financial Officer

Date                                             April 26, 2018

* Print the name and title of each signing officer under his or her signature.